Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of components of lease cost

	For the years ended December 31,
	2022	2021
Components of lease cost are as follows:
Finance lease cost:
Amortization of finance lease assets	$12,319	$8,469
Interest on finance lease liabilities	17,506	10,684
Impairment of finance lease assets	1,064	-
Total finance lease cost	30,889	19,153

Sale leaseback financial obligations:
Interest on financial obligations	16,326	13,129
Depreciation on leased assets	14,652	10,068
Total cost financial obligations	30,978	23,197

Operating lease expense:
Operating lease expense	25,512	21,894
Impairment of operating lease expense	5,959	-
Total operating lease cost	31,471	21,894

Total lease expense	$93,338	$64,244

Schedule of leased assets and liabilities

	As of December 31, 2022		As of December 31, 2021
	Operating lease	Finance lease	Operating lease	Finance lease
Lease assets and liabilities
ROU asset	$147,668	$181,879	$97,349	$117,168
Accumulated amortization of ROU	(25,022)	(25,011)	(21,301)	(14,133)
Net ROU	122,646	156,868	76,048	103,035

Current lease liability	17,592	8,366	12,745	4,565
Non-current lease liability	115,440	167,693	65,498	109,712
Lease liability	$133,032	$176,059	$78,243	$114,277

Schedule of sale leaseback arrangements

	As of December 31, 2022		As of December 31, 2021
	Operating lease	Finance lease	Operating lease	Finance lease
Lease assets and liabilities
ROU asset	$147,668	$181,879	$97,349	$117,168
Accumulated amortization of ROU	(25,022)	(25,011)	(21,301)	(14,133)
Net ROU	122,646	156,868	76,048	103,035

Current lease liability	17,592	8,366	12,745	4,565
Non-current lease liability	115,440	167,693	65,498	109,712
Lease liability	$133,032	$176,059	$78,243	$114,277

As of December 31, 2022
Financed property and equipment, net of accumulated depreciation of $28.3 million	$194,253

Current financial obligation	$4,740
Non-current financial obligation	214,139
Total financial obligation	$218,879

Schedule of other information related to operating and finance leases

	For the years ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(17,507)	$(10,684)
Operating cash flows from operating leases	(23,280)	(20,587)
Financing cash flows from finance leases	(5,604)	(4,425)
Cash flows from sale leaseback financial obligations	(3,089)	(18,129)
Proceeds from sale leasebacks accounted for as financial obligations	65,241	32,390
Total cash flow from lease activities	$15,761	$(21,435)

	As of December 31,
	2022	2021
ROU assets obtained in exchange for lease obligations:
Finance lease	$71,638	$26,923
Operating leases	65,008	26,369
Total ROU assets obtained in exchange for lease obligations	$136,646	$53,292

	As of December 31,
	2022	2021
Weighted average remaining lease term (in years) - Finance leases	11.4	12.2
Weighted average remaining lease term (in years) - Operating leases	6.9	7.5
Weighted average discount rate - Finance leases	11.02%	11.00%
Weighted average discount rate - Operating leases	9.94%	9.92%

Schedule of future minimum payments due under non-cancelable operating leases

	As of December 31,
	2022	2021
Weighted average remaining lease term (in years) - Finance leases	11.4	12.2
Weighted average remaining lease term (in years) - Operating leases	6.9	7.5
Weighted average discount rate - Finance leases	11.02%	11.00%
Weighted average discount rate - Operating leases	9.94%	9.92%

Schedule of future minimum payments due under non-cancelable finance leases

Future minimum lease payments as of December 31, 2022 are:	Operating Leases	Finance Leases	Financial Obligations
Fiscal year:
2023	$29,679	$26,375	$28,613
2024	27,040	26,849	29,437
2025	23,701	26,846	30,199
2026	21,717	27,219	31,013
2027	20,236	27,824	28,910
2028 and thereafter	67,236	177,063	269,009
Total minimum payments	189,609	312,176	417,181
Less: interest	(56,577)	(136,117)	(198,302)
Present value of minimum payments	$133,032	$176,059	$218,879

Schedule of financial obligations

Future minimum lease payments as of December 31, 2022 are:	Operating Leases	Finance Leases	Financial Obligations
Fiscal year:
2023	$29,679	$26,375	$28,613
2024	27,040	26,849	29,437
2025	23,701	26,846	30,199
2026	21,717	27,219	31,013
2027	20,236	27,824	28,910
2028 and thereafter	67,236	177,063	269,009
Total minimum payments	189,609	312,176	417,181
Less: interest	(56,577)	(136,117)	(198,302)
Present value of minimum payments	$133,032	$176,059	$218,879